Segment information - Business Groups (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Summary of Operating Results by Reportable Segments

Second Quarter	Beauty & Wellbeing	Personal Care	Home Care	Foods	Total
Turnover (€ million)
2025	3,219	3,296	2,865	3,187	12,567
2026	3,403	3,535	3,009	3,099	13,046
Change (%)	5.7	7.3	5.0	(2.7)	3.8

First Half	Beauty & Wellbeing	Personal Care	Home Care	Foods	Total
Turnover (€ million)
2025	6,489	6,545	5,904	6,568	25,506
2026	6,509	6,817	5,992	6,305	25,623
Change (%)	0.3	4.2	1.5	(4.0)	0.5

Operating profit (€ million)
2025	1,063	1,349	839	1,511	4,762
2026	1,197	1,404	927	1,357	4,885
Underlying operating profit (€ million)
2025	1,256	1,444	915	1,533	5,148
2026	1,269	1,513	944	1,467	5,193